Payables to non-controlling interests (Details Textual)	1 Months Ended							12 Months Ended				36 Months Ended
	Jun. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Aug. 31, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥)	Nov. 30, 2012 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	May 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Percentage of ownership			21.84%	21.84%
Payables To Non-Controlling Interest Holders								¥ 368,817,000		¥ 350,604,000				$ 53,642,000
Other Long-term Debt, Noncurrent								738,353,000		707,820,000				107,389,000
Due to Affiliate								165,902,000
Other Long-term Debt, Current								2,357,324,000		2,197,985,000				342,859,000
Payments to Noncontrolling Interests								0	$ 0	0	¥ 23,000,000	¥ 23,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis			10 years	10 years
Proceeds from (Repayments of) Debt			¥ 728,116
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within One Year [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt | $				$ 82,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Ten Years [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt | $				$ 623,116
Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Due to Affiliate								100,000						$ 100,000
Yingli Hainan [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments			¥ 728,116
Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Long Term Debt Including Accrued Interest Current										350,604,000
Long Term Debt Including Accrued Interest								¥ 368,817,000
Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Past due [Member]
Variable Interest Entity [Line Items]
Long Term Debt Including Accrued Interest										259,452,000
Unrelated Entity Three [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis								5 years	5 years
Debt Instrument, Interest Rate, Stated Percentage								5.00%						5.00%
Unrelated Entity Three [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments					¥ 100,000	¥ 100,000	$ 100,000
Percentage of ownership						5.825%	5.825%
Unrelated Entity Four [Member]
Variable Interest Entity [Line Items]
Percentage of ownership					5.50%
Unrelated Entity Four [Member] | Equity Interest Repurchase Payable [Member]
Variable Interest Entity [Line Items]
Interest Payable | $														$ 4,437
Unrelated Entity Four [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis					2 years
Debt Instrument, Interest Rate, Stated Percentage					6.15%
Proceeds from (Repayments of) Debt					¥ 100,000
Unrelated Entity Four [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member]
Variable Interest Entity [Line Items]
Interest Payable | $														30,508
Party C [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis		5 years
Payments to Acquire Equity Method Investments		¥ 23,000
Percentage of ownership		0.90%
Debt Instrument, Interest Rate, Stated Percentage		19.00%
Party B [Member]
Variable Interest Entity [Line Items]
Other Long-term Debt, Noncurrent								¥ 104,044,000
Due to Affiliate | $														715,353
Other Long-term Debt, Current								238,309						34,660
Party B [Member] | Equity Interest Repurchase Payable [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders | $															$ 23,000,000
Party B [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member]
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders | $														100,000,000
Interest Payable								¥ 41,345						$ 6,013
Party B [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders													¥ 100,000,000
Payments to Noncontrolling Interests	¥ 23,000,000									¥ 1,469,000